Annual Fund Operating Expenses (Invesco Convertible Securities Fund, Institutional Class, Invesco Convertible Securities Fund)	12 Months Ended
	May 02, 2011
Invesco Convertible Securities Fund | Institutional Class, Invesco Convertible Securities Fund
Annual Fund Operating Expenses
Management Fees	0.52%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.30%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.83%	[1]

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.